CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 46,435	$ 39,839	$ 20,475
Securities available for sale
Unrealized gain (loss) arising during period	10,235	(4,594)	4,065
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	(65)	(53)	186
Reclassification adjustments for gains included in earnings	(140)	(56)	(215)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	10,030	(4,703)	4,036
Income tax expense (benefit)	2,106	(988)	1,413
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	7,924	(3,715)	2,623
Derivative instruments
Unrealized gains (losses) arising during period	(1,603)	(262)	324
Reclassification adjustment for (income) expense recognized in earnings	(425)	(237)	18
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments	(2,028)	(499)	342
Income tax expense (benefit)	(426)	(105)	120
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments, net of tax	(1,602)	(394)	222
Other comprehensive income (loss)	6,322	(4,109)	2,845
Comprehensive income	$ 52,757	$ 35,730	$ 23,320